Biological assets - Non-Current and Current Biological Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about biological assets [line items]
Non-current biological assets	$ 43,418	$ 23,706
Current biological assets	250,527	204,331
Biological assets	293,945	228,037	$ 266,444
Cattle for dairy production
Disclosure of detailed information about biological assets [line items]
Biological assets	42,449	23,191
Cattle for dairy production | Mature biological assets
Disclosure of detailed information about biological assets [line items]
Non-current biological assets	42,449	23,191
Breeding cattle
Disclosure of detailed information about biological assets [line items]
Biological assets	12,040	6,408
Breeding cattle | Mature biological assets
Disclosure of detailed information about biological assets [line items]
Non-current biological assets	607	371
Current biological assets	11,433	6,037
Other cattle
Disclosure of detailed information about biological assets [line items]
Biological assets	777	144
Other cattle | Mature biological assets
Disclosure of detailed information about biological assets [line items]
Current biological assets	415	0
Other cattle | Immature biological assets
Disclosure of detailed information about biological assets [line items]
Non-current biological assets	362	144
Sown land – crops
Disclosure of detailed information about biological assets [line items]
Biological assets	69,339	49,813
Sown land – crops | Immature biological assets
Disclosure of detailed information about biological assets [line items]
Current biological assets	69,339	49,813
Sown land – rice
Disclosure of detailed information about biological assets [line items]
Biological assets	99,720	32,023
Sown land – rice | Immature biological assets
Disclosure of detailed information about biological assets [line items]
Current biological assets	99,720	32,023
Sown land – sugarcane
Disclosure of detailed information about biological assets [line items]
Biological assets	69,620	116,458
Sown land – sugarcane | Immature biological assets
Disclosure of detailed information about biological assets [line items]
Current biological assets	69,620	116,458
Crops planted in sugarcane farms | Immature biological assets
Disclosure of detailed information about biological assets [line items]
Current biological assets	$ 6,254	$ 3,833